UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7118

        Nuveen New Jersey Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            6/30

Date of reporting period:         3/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ)
	March 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.5% (0.3% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 480	5.000%, 1/01/32	1/15 at 100.00	Baa3	$483,182
415	5.125%, 1/01/37	1/15 at 100.00	Baa3	420,262

895	Total Consumer Discretionary			903,444

	Consumer Staples – 2.5% (1.7% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
2,520	4.750%, 6/01/34	6/17 at 100.00	BBB	2,378,552
2,300	5.000%, 6/01/41	6/17 at 100.00	BBB	2,245,720

4,820	Total Consumer Staples			4,624,272

	Education and Civic Organizations – 16.5% (11.1% of Total Investments)
1,125	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005,	6/15 at 100.00	AAA	1,193,423
	5.000%, 12/01/24 – AMBAC Insured
2,705	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series	No Opt. Call	N/R	3,229,445
	1993, 8.000%, 9/15/18
500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/13 at 100.00	A	520,480
	Series 2002D, 5.250%, 7/01/32 – ACA Insured
300	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	N/R	321,531
	Series 2004C, 5.500%, 7/01/23
595	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	AAA	633,729
	5.000%, 7/01/30 – MBIA Insured
1,245	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	AAA	1,343,729
	2004L, 5.125%, 7/01/19 – MBIA Insured
970	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	Aaa	1,030,838
	2006, 5.000%, 7/01/36 – AMBAC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of
	Technology, Series 2004B:
1,375	5.000%, 7/01/18 – AMBAC Insured	1/14 at 100.00	AAA	1,467,318
725	5.000%, 7/01/19 – AMBAC Insured	1/14 at 100.00	AAA	773,234
1,530	4.750%, 7/01/20 – AMBAC Insured	1/14 at 100.00	AAA	1,594,015
1,125	4.250%, 7/01/24 – AMBAC Insured	1/14 at 100.00	AAA	1,116,101
	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H:
1,640	5.000%, 7/01/18 – FGIC Insured	7/14 at 100.00	AAA	1,757,194
1,040	5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	AAA	1,101,162
300	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A,	7/14 at 100.00	AA	326,001
	5.500%, 7/01/23 – RAAI Insured
1,150	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2006G,	7/16 at 100.00	AAA	1,151,219
	4.500%, 7/01/31 – MBIA Insured
235	New Jersey Educational Facilities Authority, Revenue Bonds, Trenton State College Issue,	7/07 at 100.00	A–	235,468
	Series 1976D, 6.750%, 7/01/08
10	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, New Jersey Class	7/07 at 100.00	A+	10,017
	Loan Program, Series 1992A, 6.125%, 7/01/09 (Alternative Minimum Tax)
1,595	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 1999A,	6/09 at 101.00	AAA	1,608,414
	5.250%, 6/01/18 – MBIA Insured (Alternative Minimum Tax)
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A:
1,570	5.700%, 6/01/08 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AAA	1,596,156
1,050	6.000%, 6/01/15 – MBIA Insured (Alternative Minimum Tax)	6/10 at 101.00	AAA	1,080,797
2,000	Rutgers State University, New Jersey, Revenue Bonds, Series 2004E, 5.000%, 5/01/34 –	5/14 at 100.00	AAA	2,104,880
	FGIC Insured
2,025	University of Medicine and Dentistry of New Jersey, Certificates of Participation, Child	4/13 at 100.00	AAA	2,153,365
	Health Institute, LLC, Series 2003, 5.000%, 4/15/21 – AMBAC Insured
1,000	University of Medicine and Dentistry of New Jersey, Certificates of Participation, University	6/14 at 100.00	AAA	1,052,110
	Housing Associates, LLC, Series 2004, 5.000%, 6/15/29 – MBIA Insured
2,750	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A, 5.000%,	12/12 at 100.00	AAA	2,889,535
	12/01/31 – AMBAC Insured

28,560	Total Education and Civic Organizations			30,290,161

	Financials – 0.9% (0.6% of Total Investments)
1,500	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	1,665,945
	Project, Series 2002, 5.750%, 10/01/21

	Health Care – 14.8% (10.0% of Total Investments)
	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System,
	Series 2004A:
185	5.000%, 2/15/25	2/15 at 100.00	BBB	191,068
620	5.750%, 2/15/34	8/14 at 100.00	BBB	665,936
240	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	Baa3	253,747
	Hospital, Series 2005A, 5.500%, 7/01/36
2,900	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack University	1/10 at 101.00	A3	3,061,936
	Medical Center, Series 2000, 6.000%, 1/01/34
700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	729,162
	Center, Series 2006B, 5.000%, 7/01/36
375	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	391,253
	Center, Series 2006, 5.125%, 7/01/35
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	7/11 at 100.00	A2	3,692,850
	Obligated Group, Series 2001, 5.625%, 7/01/31
1,700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/09 at 101.00	AAA	1,786,785
	Obligated Group, Series 1999, 5.625%, 7/01/12 – FSA Insured
465	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center	7/12 at 101.00	BBB–	514,755
	of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care	7/15 at 100.00	AA	1,564,260
	Corporation, Series 2005B, 5.000%, 7/01/35 – RAAI Insured
1,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	BBB	1,193,756
	Care System, Series 2006A, 5.000%, 7/01/29
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Society of the Valley	7/10 at 100.00	AAA	2,109,360
	Hospital Obligated Group, Series 2000, 5.750%, 7/01/15 – AMBAC Insured
1,875	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba1	1,945,538
	Series 2003, 5.500%, 7/01/33
1,245	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/16 at 100.00	Baa1	1,288,264
	System, Series 2006, 5.000%, 7/01/36
1,270	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	7/14 at 100.00	AA	1,351,318
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured
545	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB–	601,146
	Obligated Group, Series 2000, 7.500%, 7/01/30
1,130	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Atlantic City	7/12 at 100.00	A	1,212,264
	Medical Center, Series 2002, 5.750%, 7/01/25
1,710	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore	1/12 at 100.00	AA	1,762,702
	Community Hospital, Series 2002, 5.000%, 7/01/22 – RAAI Insured
25	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Elizabeth	7/07 at 102.00	BBB–	25,597
	Hospital Obligated Group, Series 1997, 6.000%, 7/01/27
2,650	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/07 at 101.50	A3	2,806,350
	Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products
	Corporation, Series 1983A, 5.100%, 12/01/18

25,795	Total Health Care			27,148,047

	Housing/Multifamily – 4.3% (2.9% of Total Investments)
340	Essex County Improvement Authority, New Jersey, FNMA Enhanced Multifamily Revenue Bonds, Mount	11/12 at 100.00	Aaa	343,393
	Carmel Towers, Series 2002, 4.750%, 11/01/22 (Alternative Minimum Tax)
460	Long Branch Housing Finance Corporation New Jersey, Housing Revenue Bonds, Washington Manor	4/07 at 100.00	N/R	462,930
	Associates Ltd. Section 8 Assisted Elderly Project, Series 1980, 10.000%, 10/01/11
7,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	11/07 at 101.50	AAA	7,167,579
	1997A, 5.550%, 5/01/27 – AMBAC Insured (Alternative Minimum Tax)

7,800	Total Housing/Multifamily			7,973,902

	Housing/Single Family – 1.3% (0.9% of Total Investments)
	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series 1997U:
1,515	5.700%, 10/01/14 – MBIA Insured (Alternative Minimum Tax)	10/07 at 101.50	AAA	1,545,770
400	5.850%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)	10/07 at 101.50	AAA	408,036
430	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series	No Opt. Call	AAA	436,549
	2000CC, 4.600%, 10/01/09 – MBIA Insured

2,345	Total Housing/Single Family			2,390,355

	Industrials – 0.3% (0.2% of Total Investments)
575	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue	No Opt. Call	BBB	615,457
	Refunding Bonds, Waste Management Inc. Project, Series 1999B, 6.850%, 12/01/29 (Mandatory
	put 12/01/09)

	Long-Term Care – 1.0% (0.7% of Total Investments)
750	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	N/R	811,695
	Wards Homestead, Series 2004A, 5.800%, 11/01/31
1,000	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New	6/11 at 102.00	A–	1,067,790
	Jersey, Series 2001, 5.500%, 6/01/21

1,750	Total Long-Term Care			1,879,485

	Tax Obligation/General – 12.2% (8.2% of Total Investments)
2,460	Freehold Regional High School District, Monmouth County Board of Education, New Jersey, School	No Opt. Call	AAA	2,708,829
	District Refunding Bonds, Series 2001, 5.000%, 3/01/17 – FGIC Insured
2,500	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	AAA	2,685,375
	AMBAC Insured
1,500	Jersey City, New Jersey, General Obligation Public Improvement Bonds, Series 2003B, 5.000%,	9/11 at 102.00	AAA	1,598,895
	9/01/20 – FSA Insured
2,000	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds,	10/13 at 100.00	AAA	2,112,360
	Series 2003, 5.000%, 10/01/27 – MBIA Insured
	New Jersey, General Obligation Bonds, Series 1992D:
2,580	6.000%, 2/15/11	No Opt. Call	AA	2,796,617
1,560	6.000%, 2/15/13	No Opt. Call	AA	1,744,766
4,000	Passaic County, New Jersey, General Improvement Refunding Bonds, Series 1993, 5.125%,	No Opt. Call	AAA	4,212,400
	9/01/12 – FGIC Insured
	Stafford Township Board of Education, Ocean County, New Jersey, General Obligation Bonds,
	Series 2003:
1,350	5.250%, 1/15/18 – FSA Insured	1/12 at 100.00	Aaa	1,435,847
1,100	5.250%, 1/15/19 – FSA Insured	1/12 at 100.00	Aaa	1,169,949
1,780	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004, 4.750%, 9/01/17 –	9/14 at 100.00	Aaa	1,887,441
	AMBAC Insured

20,830	Total Tax Obligation/General			22,352,479

	Tax Obligation/Limited – 34.2% (23.1% of Total Investments)
	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County
	Administration Complex Project, Series 2003:
1,200	5.000%, 11/15/17	11/13 at 100.00	Aaa	1,294,500
1,145	5.000%, 11/15/18	11/13 at 100.00	Aaa	1,230,463
1,000	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	1,118,320
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
2,225	Essex County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds,	10/13 at 100.00	Aaa	2,350,001
	Correctional Facilities Project, Series 2003A, 5.000%, 10/01/28 (Pre-refunded 10/01/13) –
	FGIC Insured
5,515	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aaa	5,938,717
	12/15/19 – FSA Insured
1,155	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aaa	1,308,361
	2007, 5.250%, 12/15/22 – AMBAC Insured
1,225	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	1,360,755
	Series 2005C, 5.125%, 11/01/18 – FSA Insured
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County
	Services Building Project, Series 2005:
1,185	5.000%, 4/01/25 – AMBAC Insured	4/15 at 100.00	AAA	1,252,581
2,755	5.000%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AAA	2,898,701
	Middlesex County Improvement Authority, New Jersey, County Guaranteed Open Space Trust Fund
	Revenue Bonds, Series 2003:
1,000	5.250%, 9/15/16	9/13 at 100.00	AAA	1,084,120
1,705	5.250%, 9/15/17	9/13 at 100.00	AAA	1,843,344
1,000	5.250%, 9/15/21	9/13 at 100.00	AAA	1,079,360
2,540	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004,	6/14 at 100.00	BBB	2,733,091
	5.750%, 6/15/34
3,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	AAA	3,492,608
	2004A, 5.250%, 7/01/15 – MBIA Insured
2,720	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of	9/13 at 100.00	AA–	2,825,536
	Human Services – Greystone Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
2,615	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	AAA	2,771,194
4,000	5.000%, 9/15/28 – AMBAC Insured	9/15 at 100.00	AAA	4,227,240
1,500	New Jersey Sports and Exposition Authority, Convention Center Luxury Tax Bonds, Series 2004,	No Opt. Call	AAA	1,731,675
	5.500%, 3/01/22 – MBIA Insured
3,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	AAA	3,323,340
	Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured
1,875	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 –	9/15 at 100.00	AAA	2,008,125
	FGIC Insured
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
400	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	AAA	433,292
715	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	AAA	771,871
2,600	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	AAA	2,947,984
	5.500%, 12/15/16 – MBIA Insured
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B,	12/15 at 100.00	AAA	2,192,200
	5.250%, 12/15/18 – FGIC Insured
1,110	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AAA	1,186,146
	5.000%, 6/15/19 – FSA Insured
1,700	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	1,948,999
	5.500%, 12/15/22
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AAA	1,178,320
	0.000%, 12/15/34 – FSA Insured
780	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	AAA	783,767
	2006A, 4.500%, 7/01/36 – CIFG Insured
2,745	Union County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds,	3/13 at 100.00	Aaa	2,886,862
	Plainfield Park Madison Redevelopment Project, Series 2003, 5.000%, 3/01/34 – FSA Insured
2,445	Union County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Series	6/13 at 100.00	Aa1	2,582,213
	2003, 5.000%, 6/15/23

61,055	Total Tax Obligation/Limited			62,783,686

	Transportation – 21.9% (14.7% of Total Investments)
2,750	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	AAA	2,994,393
	5.250%, 6/01/20 – MBIA Insured
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
2,500	5.000%, 1/01/27 – MBIA Insured	1/15 at 100.00	AAA	2,647,125
4,000	5.000%, 1/01/28 – MBIA Insured	1/15 at 100.00	AAA	4,229,960
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
1,365	6.500%, 1/01/16	No Opt. Call	A	1,569,436
565	6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AAA	652,598
345	6.500%, 1/01/16 – AMBAC Insured	No Opt. Call	AAA	398,951
5,750	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	AAA	6,125,532
1,995	New Jersey Turnpike Authority, Revenue Bonds, Series 2005C, 5.000%, 1/01/35 – FSA Insured	1/15 at 100.00	AAA	2,102,930
2,750	Passaic County Improvement Authority, New Jersey, Revenue Bonds, Paterson Parking Deck	4/15 at 100.00	Aaa	2,884,420
	Facility, Series 2005, 5.000%, 4/15/35 – FSA Insured
4,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AAA	4,257,600
	Series 2005, 5.000%, 12/01/28 – XLCA Insured
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	AA–	1,051,300
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	4/12 at 101.00	AAA	2,108,720
	Twenty-Fifth Series 2002, 5.000%, 4/15/32 – FSA Insured
8,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/07 at 102.00	AAA	8,254,715
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – MBIA Insured (Alternative Minimum Tax)
850	Trenton Parking Authority, Mercer County, New Jersey, Guaranteed Parking System Revenue Bonds,	10/13 at 100.00	Aaa	899,742
	Series 2003, 5.000%, 10/01/24 – FGIC Insured

37,870	Total Transportation			40,177,422

	U.S. Guaranteed – 23.3% (15.7% of Total Investments) (4)
2,075	Egg Harbor Township School District, Atlantic County, New Jersey, General Obligation Bonds,	4/15 at 100.00	Aaa	2,251,396
	Series 2005, 5.000%, 4/01/27 (Pre-refunded 4/01/15) – MBIA Insured
1,750	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	11/13 at 100.00	AAA	1,883,438
	Series 2003A, 5.000%, 11/01/20 (Pre-refunded 11/01/13) – FSA Insured
3,425	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2003F,	6/13 at 100.00	AAA	3,711,947
	5.250%, 6/15/21 (Pre-refunded 6/15/13) – FGIC Insured
2,080	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/15 at 100.00	AAA	2,260,648
	2005F, 5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2003I,	7/13 at 100.00	AAA	1,079,710
	5.125%, 7/01/21 (Pre-refunded 7/01/13) – FGIC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C:
905	5.000%, 7/01/15 (Pre-refunded 7/01/14) – MBIA Insured	7/14 at 100.00	AAA	977,699
400	5.000%, 7/01/20 (Pre-refunded 7/01/14) – MBIA Insured	7/14 at 100.00	AAA	432,132
3,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/12 at 100.00	Baa1 (4)	3,292,950
	System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)
890	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	Aaa	967,012
	5.000%, 6/15/19 (Pre-refunded 6/15/15) – FSA Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
465	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	538,633
195	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	225,878
120	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	AAA	139,002
6,590	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	7,633,526
1,760	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	AAA	2,038,696
2,745	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	3,179,671
750	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	AAA	816,285
	5.250%, 1/01/21 (Pre-refunded 1/01/14) – MBIA Insured
1,155	Ocean County, New Jersey, Brick Township Municipal Utilities Authority, Revenue Bonds, Series	12/12 at 100.00	Aaa	1,249,121
	2002, 5.250%, 12/01/18 (Pre-refunded 12/01/12) – FGIC Insured
3,145	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	3,366,943
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
3,520	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	3,770,061
2,250	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,563,830
350	Trenton Parking Authority, Mercer County, New Jersey, Guaranteed Parking System Revenue Bonds,	10/13 at 100.00	Aaa	376,397
	Series 2003, 5.000%, 10/01/24 (Pre-refunded 10/01/13) – FGIC Insured

38,570	Total U.S. Guaranteed			42,754,975

	Utilities – 1.9% (1.3% of Total Investments)
1,250	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public	No Opt. Call	Baa1	1,282,525
	Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12
2,125	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35 –	7/15 at 100.00	AAA	2,249,228
	FGIC Insured

3,375	Total Utilities			3,531,753

	Water and Sewer – 12.8% (8.6% of Total Investments)
	Bayonne Municipal Utilities Authority, New Jersey, Water System Revenue Refunding Bonds,
	Series 2003A:
1,450	5.000%, 4/01/19 – XLCA Insured	4/13 at 100.00	Aaa	1,526,154
1,250	5.000%, 4/01/24 – XLCA Insured	4/13 at 100.00	Aaa	1,306,288
1,000	Hudson County Improvement Authority, New Jersey, Utility System Revenue Bonds, Harrison	1/08 at 101.50	AAA	1,025,720
	Franchise Acquisition Project, Series 1997, 5.350%, 1/01/27 – FSA Insured
1,000	Jersey City Sewer Authority, Hudson County, New Jersey, Sewer Revenue Refunding Bonds, Series	No Opt. Call	AAA	1,114,020
	1993, 6.250%, 1/01/14 – AMBAC Insured
3,100	New Jersey Economic Development Authority, Water Facilities Revenue Refunding Bonds,	9/07 at 100.00	AAA	3,126,722
	Hackensack Water Company, Series 1994B, 5.900%, 3/01/24 – MBIA Insured (Alternative
	Minimum Tax)
6,950	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series	9/11 at 101.00	AAA	7,215,906
	2001A, 4.750%, 9/01/20
1,650	New Jersey Water Supply Authority, Water Supply Authority Bonds, Manasquan Reservoir, Series	8/15 at 100.00	AAA	1,747,301
	2005, 5.000%, 8/01/31 – MBIA Insured
3,500	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A,	8/12 at 100.00	Aaa	3,745,455
	5.250%, 8/01/19 – FGIC Insured
1,000	Stony Brook Regional Sewer Authority, Princeton, New Jersey, Revenue Refunding Bonds, Series	No Opt. Call	Aa2	1,053,400
	1993B, 5.450%, 12/01/12
1,500	Wanaque Valley Regional Sewer Authority, Passaic County, New Jersey, Sewer Revenue Refunding	No Opt. Call	AAA	1,683,630
	Bonds, Series 1993B, 5.750%, 9/01/18 – AMBAC Insured

22,400	Total Water and Sewer			23,544,596

$ 258,140	Total Investments (cost $261,659,258) – 148.4%			272,635,979

	Other Assets Less Liabilities – 1.5%			2,654,790

	Preferred Shares, at Liquidation Value – (49.9)%			(91,600,000)

	Net Assets Applicable to Common Shares – 100%			$183,690,769

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2007, the cost of investments was $261,513,406.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$11,320,655
Depreciation	(198,082)

Net unrealized appreciation (depreciation) of investments	$11,122,573

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New Jersey Premium Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         May 30, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        May 30, 2007

* Print the name and title of each signing officer under his or her signature.